Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment
Segment Reporting
Number of operating segments | segment	2	2	2
Number of reportable segments | segment	2	2	2
Net revenues
Total net revenues	$ 2,124,248	$ 2,237,788	$ 2,267,870
Cost of revenues	(1,361,616)	(1,431,585)	(1,454,842)
Gross profit	762,632	806,203	813,028
Operating expenses
Research and development expenses	(247,133)	(278,740)	(295,503)
Sales and marketing expenses	(297,470)	(333,334)	(369,577)
General and administrative expenses	(164,529)	(152,517)	(122,661)
Goodwill impairment	0	(454,935)	0
Total operating expenses	(709,132)	(1,219,526)	(787,741)
Loss on deconsolidation and disposal of subsidiaries	0	1,643	(6,177)
Other income	2,320	6,055	9,705
Operating income (loss)	55,820	(405,625)	28,815
Interest expense	(516)	(4,847)	(10,420)
Interest income and investment income	162,607	175,556	185,212
Foreign currency exchange (gain) losses, net	(14,111)	764	(2,906)
Gain (Loss) on disposal and deemed disposal of investments			74,851
(Loss) gain on fair value changes of investment	12,320	6,636	12,425
Income (loss) before income tax (expenses) benefits	216,120	(227,516)	287,977
Income tax expenses	(16,429)	(13,485)	(18,856)
Income (loss) before share of income in equity method investments, net of income taxes	199,691	(241,001)	269,121
Share of income (loss) in equity method investments, net of income taxes	11,610	(1,637)	3,297
Net income (loss) from continuing operations	211,301	(242,638)	272,418
Share-based compensation	25,800	23,200	31,979
Cost of revenues
Operating expenses
Share-based compensation	3,927	1,720	3,575
Research and development expenses
Operating expenses
Share-based compensation	9,418	12,408	19,415
Sales and marketing expenses
Operating expenses
Share-based compensation	1,383	615	797
General and administrative expenses
Operating expenses
Share-based compensation	11,072	8,457	8,192
Live streaming
Net revenues
Total net revenues	1,529,667	1,788,021	1,979,371
Advertising
Net revenues
Total net revenues	442,718	323,013	119,880
Others
Net revenues
Total net revenues	151,863	126,754	168,619
Bigo Inc.
Net revenues
Total net revenues	1,848,445	1,988,340	1,924,320
Cost of revenues	(1,206,124)	(1,273,805)	(1,189,500)
Gross profit	642,321	714,535	734,820
Operating expenses
Research and development expenses	(156,986)	(172,262)	(163,634)
Sales and marketing expenses	(211,265)	(247,722)	(295,395)
General and administrative expenses	(67,386)	(57,529)	(52,906)
Goodwill impairment	0	0
Total operating expenses	(435,637)	(477,513)	(511,935)
Loss on deconsolidation and disposal of subsidiaries		0	0
Other income	1,078	3,877	7,240
Operating income (loss)	207,762	240,899	230,125
Interest expense	(3,090)	(5,728)	(6,761)
Interest income and investment income	55,083	55,709	43,518
Foreign currency exchange (gain) losses, net	(13,721)	1,453	(174)
Gain (Loss) on disposal and deemed disposal of investments			0
(Loss) gain on fair value changes of investment	514	(33)	(400)
Income (loss) before income tax (expenses) benefits	246,548	292,300	266,308
Income tax expenses	(20,278)	(19,571)	(17,007)
Income (loss) before share of income in equity method investments, net of income taxes	226,270	272,729	249,301
Share of income (loss) in equity method investments, net of income taxes	0	0	0
Net income (loss) from continuing operations	226,270	272,729	249,301
Bigo Inc. | Cost of revenues
Operating expenses
Share-based compensation	2,875	716	1,958
Bigo Inc. | Research and development expenses
Operating expenses
Share-based compensation	5,431	6,394	8,967
Bigo Inc. | Sales and marketing expenses
Operating expenses
Share-based compensation	893	170	341
Bigo Inc. | General and administrative expenses
Operating expenses
Share-based compensation	1,334	781	1,829
Bigo Inc. | Live streaming
Net revenues
Total net revenues	1,446,437	1,699,591	1,819,484
Bigo Inc. | Advertising
Net revenues
Total net revenues	398,538	287,815	91,849
Bigo Inc. | Others
Net revenues
Total net revenues	3,470	934	12,987
All other
Net revenues
Total net revenues	277,137	251,027	344,889
Cost of revenues	(155,782)	(158,094)	(265,662)
Gross profit	121,355	92,933	79,227
Operating expenses
Research and development expenses	(90,952)	(107,402)	(132,635)
Sales and marketing expenses	(86,299)	(85,711)	(74,260)
General and administrative expenses	(97,288)	(95,230)	(69,930)
Goodwill impairment		(454,935)
Total operating expenses	(274,539)	(743,278)	(276,825)
Loss on deconsolidation and disposal of subsidiaries		1,643	(6,177)
Other income	1,242	2,178	2,465
Operating income (loss)	(151,942)	(646,524)	(201,310)
Interest expense	(153)	(3,239)	(8,759)
Interest income and investment income	110,251	123,967	146,794
Foreign currency exchange (gain) losses, net	(390)	(689)	(2,732)
Gain (Loss) on disposal and deemed disposal of investments			74,851
(Loss) gain on fair value changes of investment	11,806	6,669	12,825
Income (loss) before income tax (expenses) benefits	(30,428)	(519,816)	21,669
Income tax expenses	3,849	6,086	(1,849)
Income (loss) before share of income in equity method investments, net of income taxes	(26,579)	(513,730)	19,820
Share of income (loss) in equity method investments, net of income taxes	11,610	(1,637)	3,297
Net income (loss) from continuing operations	(14,969)	(515,367)	23,117
All other | Cost of revenues
Operating expenses
Share-based compensation	1,052	1,004	1,617
All other | Research and development expenses
Operating expenses
Share-based compensation	3,987	6,014	10,448
All other | Sales and marketing expenses
Operating expenses
Share-based compensation	490	445	456
All other | General and administrative expenses
Operating expenses
Share-based compensation	9,738	7,676	6,363
All other | Live streaming
Net revenues
Total net revenues	83,230	88,430	159,887
All other | Advertising
Net revenues
Total net revenues	44,180	35,198	28,031
All other | Others
Net revenues
Total net revenues	149,727	127,399	156,971
Elimination
Net revenues
Total net revenues	(1,334)	(1,579)	(1,339)
Cost of revenues	290	314	320
Gross profit	(1,044)	(1,265)	(1,019)
Operating expenses
Research and development expenses	805	924	766
Sales and marketing expenses	94	99	78
General and administrative expenses	145	242	175
Goodwill impairment		0
Total operating expenses	1,044	1,265	1,019
Loss on deconsolidation and disposal of subsidiaries		0	0
Other income	0	0	0
Operating income (loss)	0	0	0
Interest expense	2,727	4,120	5,100
Interest income and investment income	(2,727)	(4,120)	(5,100)
Foreign currency exchange (gain) losses, net	0	0	0
Gain (Loss) on disposal and deemed disposal of investments			0
(Loss) gain on fair value changes of investment	0	0	0
Income (loss) before income tax (expenses) benefits	0	0	0
Income tax expenses	0	0	0
Income (loss) before share of income in equity method investments, net of income taxes	0	0	0
Share of income (loss) in equity method investments, net of income taxes	0	0	0
Net income (loss) from continuing operations	0	0	0
Elimination | Live streaming
Net revenues
Total net revenues	0	0	0
Elimination | Advertising
Net revenues
Total net revenues	0	0	0
Elimination | Others
Net revenues
Total net revenues	$ (1,334)	$ (1,579)	$ (1,339)